UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2006
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
           --------------------------------------------------
Address:   535 Madison Avenue 26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            8/14/06
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:           $475,976
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         Name of          Title of             Value     Shrs of     SH/   PUT/  Investme Other
          Issuer            Class     CUSIP  (x1000)     PRN AMT     PRN   CALL  DiscretiManager  Sole   Shared   None
APARTMENT INV & MGMT CO  COM        04738R101  58,049     1,336,000              Sole           Sole
BRE PROPERTIES           COM        05564E106  28,006       509,200              Sole           Sole
EASTGROUP PROPERTIES INC COM        277276101   8,290       177,600              Sole           Sole
EQUITY OFFICE PROPERTIES COM        294741103  33,443       916,000              Sole           Sole
HOME PROPERTIES INC      COM        437306103  12,490       225,000              Sole           Sole
POST PROPERTIES INC      COM        737464107 114,810     2,532,211              Sole           Sole
RAMCO-GERSHON PPTYS      COM        751452202  18,813       698,600              Sole           Sole
RECKSON ASSOCIATES REALTYCOM        75621K106  36,034       870,800              Sole           Sole
PREPUBLIC PROPERTY TRUST COM        760737106  20,828     2,108,100              Sole           Sole
ST JOE CO                COM        790148100   7,028       151,000              Sole           Sole
SAUL CENTERS             COM        804395101     294         7,200              Sole           Sole
SIX FLAGS INC            COM        83001P109   8,124     1,445,600              Sole           Sole
STRATEGIC HOTELS AND RESOCOM        86272T106   6,222       300,000              Sole           Sole
STRATUS PPTYS INC        COM        863167201  15,013       560,199              Sole           Sole
SUN COMMUNITIES          COM        866674104  56,298     1,730,648              Sole           Sole
TAUBMAN CENTERS INC      COM        876664103  12,871       314,700              Sole           Sole
THOMAS PROPERTY GROUP    COM        884453101  33,518     2,850,200              Sole           Sole
URSTADT BIDDLE PROPERTIESCOM        917286205   5,843       358,700              Sole           Sole
